UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07959

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                             615 EAST MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                             ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5340
                                 ---------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2003
                         -----------------

Date of reporting period: DECEMBER 31, 2003
                          -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                CAPITAL ADVISORS
                                  GROWTH FUND

                      (CAPITAL ADVISORS GROWTH FUND LOGO)

                                 ANNUAL REPORT

                               DECEMBER 31, 2003

January 14, 2004

Dear Shareholder,

Your Fund enjoyed a rewarding year in 2003, producing a total return of 33.12%. Since the Fund did not make any taxable distributions to its shareholders in 2003, the return presented above is net of all taxes and fees for shareholders that owned the Fund throughout the year, and did not sell at year-end.

Comparable returns for the S&P 500 Stock Index and the Lipper Large Cap Growth Index over the same time period were +28.67%, and +26.96% respectively. Please refer to page 6 for more complete performance information.

We were pleased last year to extend a stretch of successful relative investment performance by the Fund dating back to the third quarter of 2001, when the investment climate changed materially in the aftermath of the 9/11 tragedy. Measured over the nine calendar quarters since September 30, 2001 the Fund produced a total return of +23.30% versus +10.95% for the S&P 500 Index.

Industry sectors that influenced the Fund's performance most favorably in 2003 include media, internet/e-commerce, technology hardware, and retail. Representative companies from these sectors include XM SATELLITE RADIO, EBAY, INTEL, and BEST BUY.

Disappointing sectors within the Fund in 2003 include aerospace/defense, technology software and medical devices. Defense contractors like LOCKHEED MARTIN and NORTHROP GRUMMAN failed to retain the attention of stock market investors in 2003 as the action shifted to companies with greater cyclical leverage to an improving economy. The Fund's primary exposure to the software sector is its position in MICROSOFT, which produced a lackluster return in 2003. In the medical device sector, the primary laggard in 2003 was JOHNSON & JOHNSON.

The ten largest holdings in the Fund as of December 31, 2003 were as follows:

SECURITY                  NO. SHARES    COST/SHARE   MARKET/SHARE   PORTFOLIO %
--------                  ----------    ----------   ------------   -----------
XM Satellite Radio           26,000       31.59         26.36           4.8%
Best Buy                     12,100       38.59         52.24           4.5
Cisco Systems                26,000       13.59         24.29           4.5
AutoZone                      7,000       73.24         85.21           4.2
Bed, Bath & Beyond           13,000       41.73         43.35           4.0
Microsoft                    20,000       39.10         27.54           3.9
Intel                        16,860       39.89         32.20           3.8
L-3 Communications            9,900       55.46         51.36           3.6
Amgen                         8,100       47.05         61.80           3.5
Williams-Sonoma              14,300       30.08         34.77           3.5

Of the 34 common stocks held by the Fund as of December 31, 2003, the 10 largest holdings represented 40.3% of total assets.

Looking to 2004 there are a million things to worry about, as always. To navigate these uncertainties Capital Advisors utilizes various models in an effort to forecast events before they occur. However, due to realistic limitations for these models, our back-up plan is to remain as well-prepared as possible to react efficiently to change as it unfolds in real-time. To prepare for change we try to understand everything that might happen in the future, and then we build a checklist of variables to watch for in order to know which of the various possibilities is actually unfolding at any given time.

One variable that bears watching in virtually every possible scenario for 2004 is the direction of interest rates, due to the broad influence interest rates have upon stock prices, in particular. The interest rate equation is particularly relevant today because our financial system might be facing a secular change in its prevailing interest rate environment for the first time in 20 years. After trending lower for all but a few cyclical exceptions since the early 1980s, interest rates possibly reached a lower limit in 2003, suggesting the prevailing trend in 2004 and beyond might be contrary to the predominant experience of an entire generation of investors.

We believe the behavior of interest rates will matter a lot in 2004, both in terms of which direction rates move, and what variables influence the process. For instance, a rising rate environment driven by healthy demand for capital in an expanding economy might prompt a more benign response from investors than would a rise in rates triggered by increasing inflation expectations.

We never presume to be macro-thinkers at Capital Advisors, but events in China have grown too important to ignore in our opinion. China is currently the sixth largest economy in the world, although measured on a purchasing power parity basis it is number three. China's policy to peg its currency to the U.S. dollar exerts significant influence upon our interest rates, our currency, and our economic growth potential. The feedback loops at work here are not widely discussed among Wall Street strategists today. To the extent that we pay close attention to this important dynamic we might position the Fund to react appropriately when China's resolve for its currency peg, in particular, is inevitably tested at some point in the future.

Many investors are worried about inflation. A rather convincing case can be made for the return of inflationary pressures in 2004, depending upon which data points one chooses to emphasize in the analysis.

If the available data is mined another way, however, deflation presents itself as a possible villain for the financial markets in the coming year.

Clearly, forecasts for inflation and deflation cannot both be right. Rather than "bet the farm" on either possible scenario, the Fund tries to maintain a balanced exposure to either possibility, while remaining flexible to skew the Fund's exposure one way, or the other, depending upon which outcome seems to be unfolding in real-time.

An important point to remember is that most of the risks described above are systemic in nature. In other words, we couldn't avoid them if we tried without reducing the expected return in the Fund to a "minimal-risk" money-market level.

We can, however, attempt to manage the security-specific risks we assume within the Fund.

These uncertainties include things like balance sheet risk, which we can reduce by eliminating from consideration the stocks of financially unhealthy corporations.

We can reduce concentration risk by maintaining a broadly diversified mix of securities spanning multiple industry sectors.

And we can reduce business risk by concentrating our investments in companies we believe enjoy sustainable competitive advantages in the industry sectors in which they compete.

As a "core" forecast to build upon for 2004, consider that analysts expect the companies included in the Fund to grow their earnings by around 18% in 2004 versus 2003. If one assumes these stocks are fairly valued today, and that they can remain fairly valued through the end of next year, the expected return from this basket of companies might approximate any improvement they exhibit in their collective earning power over the coming 12 months.

The 18 professionals at Capital Advisors are proud to have delivered a prosperous year for the Fund in 2003. In 2004 we will be working diligently to do it again.

We appreciate the trust you have placed with the Capital Advisors Growth Fund.

/s/Richard E. Minshall                  /s/Keith C. Goddard

Richard E. Minshall                     Keith C. Goddard, CFA
Chief Investment Officer                Portfolio Manager
Capital Advisors Growth Fund            Capital Advisors Growth Fund
Chairman, Capital Advisors, Inc.        President & CEO, Capital Advisors, Inc.

PERFORMANCE FIGURES FOR THE FUND AND INDICES REFERENCED REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced.

Opinions expressed are those of Richard E. Minshall and Keith C. Goddard, and are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The Russell 1000 Growth Index is a market-cap weighted index of common stocks incorporated in the U.S. and its territories. This index measures the performance of those 1,000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are not available for direct investment and do not incur expenses.

Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell a security. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAT VALUE STOCKS, HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. THE FUND IS NON-DIVERSIFIED, MEANING IT MAY CONCENTRATE ITS ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND. THEREFORE, THE FUND IS MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND.

The Fund is distributed by Quasar Distributors, LLC. 02/04

    Comparison of the change in value of a $10,000 investment in the Capital Advisors Growth Fund versus the S&P 500 Composite Stock Price Index and the
                      Lipper Large-Cap Growth Fund Index.

                 Capital Advisors      S&P 500 Composite      Lipper Large-Cap
                   Growth Fund         Stock Price Index     Growth Fund Index
                   -----------         -----------------     -----------------
   1/1/2000          $10,000                $10,000               $10,000
  3/31/2000          $11,630                $10,229               $10,813
  6/30/2000          $10,925                 $9,957               $10,024
  9/30/2000          $12,100                 $9,860                $9,856
 12/31/2000           $8,652                 $9,089                $8,033
  3/31/2001           $6,035                 $8,011                $6,261
  6/30/2001           $7,185                 $8,480                $6,682
  9/30/2001           $5,085                 $7,235                $5,354
 12/31/2001           $6,570                 $8,008                $6,116
  3/31/2002           $6,175                 $8,030                $5,960
  6/30/2002           $5,090                 $6,954                $5,018
  9/30/2002           $4,405                 $5,752                $4,214
 12/31/2002           $4,710                 $6,238                $4,397
  3/31/2003           $4,650                 $6,041                $4,329
  6/30/2003           $5,320                 $6,971                $4,914
  9/30/2003           $5,630                 $7,156                $5,070
 12/31/2003           $6,270                 $8,028                $5,582

                        Average Annual Total Return1<F1>
                        --------------------------------
               One Year                                  33.12%
               Since Inception (1/1/00)                 (11.01%)

                                            AVERAGE ANNUAL TOTAL RETURN1<F1>
                                            --------------------------------
                                         ONE YEAR      SINCE INCEPTION (1/1/00)
                                         --------      ------------------------
S&P 500 Index                             28.68%                (5.34%)
Lipper Large-Cap Growth Fund Index        26.96%               (13.57%)

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investors shares, when redeemed, may be worth more or less than the original investment. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced. Indices do not incur expenses and are not available for investment.

1<F1> Average Annual Total Return represents the average change in account value over the periods indicated.

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Lipper Large-Cap Growth Fund Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Large-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified large-cap funds universe average. The funds in this index have a similar investment objective as the Capital Advisors Growth Fund.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003

  Shares    COMMON STOCKS: 97.66%                                 Market Value
  ------    ---------------------                                 ------------
            AEROSPACE/DEFENSE:  7.71%
  11,500    Embraer Aircraft Corp. Adr.#<F3>                       $   402,845
   9,900    L-3 Communications Holdings, Inc.*<F2>                     508,464
   2,000    Northrop Grumman Corp.                                     191,200
                                                                   -----------
                                                                     1,102,509
                                                                   -----------

            AUTO STORE: 4.17%
   7,000    Autozone, Inc.*<F2>                                        596,470
                                                                   -----------

            BIOTECHNOLOGY:  4.87%
   8,100    Amgen, Inc.*<F2>                                           500,580
   5,325    Biogen Idec Inc.*<F2>                                      195,854
                                                                   -----------
                                                                       696,434
                                                                   -----------

            COMPUTER HARDWARE:  11.29%
  26,000    Cisco Systems, Inc.*<F2>                                   631,540
  13,000    Dell Computer Corp.*<F2>                                   441,480
  16,860    Intel Corp.                                                542,892
                                                                   -----------
                                                                     1,615,912
                                                                   -----------

            COMPUTER SOFTWARE: 6.88%
  20,000    Microsoft Corp.                                            550,800
   7,500    CDW Corp.                                                  433,200
                                                                   -----------
                                                                       984,000
                                                                   -----------

            CONSUMER STAPLES: 1.40%
   2,000    Procter & Gamble                                           199,760
                                                                   -----------

            CONSUMER NON-DURABLES: 2.53%
  11,000    Constellation Brands, Inc. - Class A*<F2>                  362,230
                                                                   -----------

            E-COMMERCE: 3.34%
   7,400    eBay, Inc.*<F2>                                            477,966
                                                                   -----------

            FINANCIAL SERVICES: 3.07%
   9,100    American Express Co.                                       438,893
                                                                   -----------

            FOOD:  1.25%
   4,800    Sysco Corp.                                                178,704
                                                                   -----------

            HEALTHCARE SERVICES:  3.34%
   8,900    Universal Health Services, Inc. - Class B                  478,108
                                                                   -----------

            MEDIA: 6.51%
   7,500    Comcast Corp - Class A*<F2>                                246,525
  26,000    XM Satellite Radio Holdings, Inc.*<F2>                     685,360
                                                                   -----------
                                                                       931,885
                                                                   -----------

            OPTICAL SUPPLIES: 2.05%
   4,850    Alcon Inc.                                                 293,619
                                                                   -----------

            PHARMACEUTICALS:  4.16%
   3,700    Eli Lilly and Company                                      260,221
   9,500    Pfizer, Inc.                                               335,635
                                                                   -----------
                                                                       595,856
                                                                   -----------

            RETAIL STORES:  21.71%
  12,100    Best Buy Co., Inc.                                         632,104
  13,000    Bed Bath and Beyond Inc.*<F2>                              563,550
  10,700    Family Dollar Stores, Inc.                                 383,916
  12,600    Pier 1 Imports, Inc.                                       275,436
  10,000    Tiffany & Co.                                              452,000
   5,700    Wal-Mart Stores, Inc.                                      302,385
  14,300    Williams Sonoma Inc.*<F2>                                  497,211
                                                                   -----------
                                                                     3,106,602
                                                                   -----------

            RESEARCH - COMMERCIAL:  1.84%
   3,600    Quest Diagnostics, Inc.                                    263,196
                                                                   -----------

            TECHNOLOGY - DATA PROCESSING: 6.15%
   8,400    Affiliated Computer Services - Class A*<F2>                457,464
  10,300    First Data                                                 423,227
                                                                   -----------
                                                                       880,691
                                                                   -----------

            WIRELESS COMMUNICATIONS:  5.39%
   8,930    QUALCOM, Inc.                                              481,594
   7,800    Utstarcom Inc.*<F2>                                        289,146
                                                                   -----------
                                                                       770,740
                                                                   -----------

            Total Common Stocks (Cost $12,931,738)                  13,973,575
                                                                   -----------

Principal
  Amount    SHORT TERM INVESTMENTS:  1.87%
---------   ------------------------------
 267,337    SEI Daily Income Trust - Government B
              (Cost $267,337)                                          267,337
                                                                   -----------
            Total Investments in Securities
              (Cost $13,199,075):  99.53%                           14,240,912
            Assets in Excess of Other Liabilities: 0.47%                67,814
                                                                   -----------
            Net Assets:  100.00%                                   $14,308,726
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.
#<F3>  U.S. security of foreign issuer.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 2003

ASSETS
   Investments in securities, at value
     (identified cost $13,199,075)                                 $14,240,912
   Cash
   Receivables                                                           1,071
       Dividends and interest                                            5,968
       Fund shares sold                                                 88,998
   Prepaid expenses                                                      7,190
                                                                   -----------
          Total assets                                              14,344,139
                                                                   -----------

LIABILITIES
   Payables
       Distribution fees                                                 2,906
       Administration fees                                               2,548
       Due to advisor                                                    6,373
   Accrued fund accounting fees                                          3,459
   Accrued transfer agent fees                                           2,773
   Accrued custodian fees                                                  698
   Accrued other  expenses                                              16,656
                                                                   -----------
          Total liabilities                                             35,413
                                                                   -----------

NET ASSETS                                                         $14,308,726
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  [$14,308,726 / 1,141,048 shares outstanding;
  unlimited number of shares (par value $0.01) authorized]              $12.54
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $23,620,727
   Accumulated net realized loss on investments                    (10,353,838)
   Net unrealized appreciation on investments                        1,041,837
                                                                   -----------
          Net assets                                               $14,308,726
                                                                   -----------
                                                                   -----------

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
   Income
       Dividends                                                    $   81,204
       Interest                                                          1,373
                                                                    ----------
           Total Income                                                 82,577
                                                                    ----------
   Expenses
       Advisory fees (Note 3)                                           85,712
       Distribution Fees (Note 4)                                       28,571
       Administration fees (Note 3)                                     29,999
       Fund accounting fees                                             20,516
       Professional fees                                                27,874
       Transfer agent fees                                              18,918
       Registration fees                                                 6,377
       Trustee fees                                                      7,337
       Miscellaneous                                                     2,453
       Custody fees                                                      4,058
       Shareholder Reporting                                             6,227
       Insurance                                                         1,505
                                                                    ----------
           Total expenses                                              239,547
           Less: advisory fee waiver (Note 3)                          (68,174)
                                                                    ----------
           Net expenses                                                171,373
                                                                    ----------
               NET INVESTMENT LOSS                                     (88,796)
                                                                    ----------

REALIZED AND UNREALIZED GAIN / (LOSS)
  ON INVESTMENTS
   Net realized loss from security transactions                       (393,124)
   Net change in unrealized appreciation on investments              3,795,360
                                                                    ----------
       Net realized and unrealized gain on investments               3,402,236
                                                                    ----------
           NET INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                              $3,313,440
                                                                    ----------
                                                                    ----------

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            Year Ended          Year Ended
                                                        December 31, 2003   December 31, 2002
                                                        -----------------   -----------------
NET INCREASE (DECREASE)
  IN ASSETS FROM:
OPERATIONS
   Net investment loss                                     $   (88,796)         $  (103,854)
   Net realized loss
     from security transactions                               (393,124)          (3,637,756)
   Net change in unrealized
     appreciation (depreciation)
     on investments                                          3,795,360             (821,621)
                                                           -----------          -----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                           3,313,440           (4,563,231)
                                                           -----------          -----------

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST
   Net increase (decrease) in
     net assets derived from net change
     in outstanding shares (a)<F4>                             675,470           (1,123,433)
                                                           -----------          -----------
       TOTAL INCREASE (DECREASE)
         IN NET ASSETS                                       3,988,910           (5,686,664)
                                                           -----------          -----------

NET ASSETS
Beginning of year                                           10,319,816           16,006,480
                                                           -----------          -----------
END OF YEAR (INCLUDING UNDISTRIBUTED
  NET INVESTMENT INCOME OF $0 AND
  $0, RESPECTIVELY)                                        $14,308,726          $10,319,816
                                                           -----------          -----------
                                                           -----------          -----------

(a)<F4>  A summary of share transactions is as follows:

                                   Year Ended                 Year Ended
                               December 31, 2003           December 31, 2002
                            -----------------------    -------------------------
                            Shares  Paid in Capital    Shares    Paid in Capital
                            ------  ---------------    ------    ---------------
Shares sold                 263,722    $ 2,892,699     144,407     $ 1,563,342
Shares redeemed            (218,532)    (2,217,229)   (266,956)     (2,686,775)
                           --------    -----------    --------     -----------
Net increase (decrease)      45,190    $   675,470    (122,549)    $(1,123,433)
                           --------    -----------    --------     -----------
                           --------    -----------    --------     -----------

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                Year           Year           Year           Year
                                               Ended          Ended          Ended          Ended
                                            December 31,   December 31,   December 31,   December 31,
                                                2003           2002           2001           2000
                                            ------------   ------------   ------------   ------------
Net asset value,
  beginning of year                            $ 9.42         $13.14         $17.30         $20.00
                                               ------         ------         ------         ------

Income from
  investment operations:
   Net investment loss                          (0.08)         (0.09)         (0.13)         (0.16)
   Net realized and
     unrealized gain (loss)
     on investments                              3.20          (3.63)         (4.03)         (2.54)
                                               ------         ------         ------         ------
Total from
  investment operations                          3.12          (3.72)         (4.16)         (2.70)
                                               ------         ------         ------         ------

Net asset value,
  end of year                                  $12.54         $ 9.42         $13.14         $17.30
                                               ------         ------         ------         ------
                                               ------         ------         ------         ------

Total return                                   33.12%        (28.31%)       (24.05%)       (13.50%)

Ratios/supplemental data:
Net assets, end of
  year (thousands)                            $14,309        $10,320        $16,006        $17,191
Ratio of expenses to
  average net assets:
   Before expense
     reimbursement                              2.10%          1.90%          1.82%          1.75%
   After expense
     reimbursement                              1.50%          1.50%          1.50%          1.49%
Ratio of net investment
  loss to average net assets
   After expense
     reimbursement                             (0.78%)        (0.83%)        (1.08%)        (1.12%)
Portfolio turnover rate                        58.95%         61.66%         58.16%         49.39%

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2003

NOTE 1 - ORGANIZATION

    The Capital Advisors Growth Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund began operations on January 1, 2000. The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

    B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

    D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

    E. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
        Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended December 31, 2003, the Fund decreased accumulated net investment loss and decreased paid in capital by $88,796, respectively. Net assets were not affected by the change.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    For the year ended December 31, 2003, Capital Advisors, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the year ended December 31, 2003, the Fund incurred $85,712 in Advisory Fees.

    The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.50% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended December 31, 2003, the Advisor reduced its fees and absorbed Fund expenses in the amount of $68,174; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $201,567 at December 31, 2003. Cumulative expenses subject to recapture expire as follows:

                Year               Amount
                ----               ------
                2005              $ 83,528
                2007                49,865
                2008                68,174
                                  --------
                                  $201,567
                                  --------
                                  --------

    U.S. Bancorp Fund Services, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

    Fund asset level                          Fee rate
    ----------------                          --------
    Less than $15 million                     $30,000
    $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
    More than $150 million                    0.05% of average daily net assets

    U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the Fund Accountant and Transfer Agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund's custodian.

    Quasar Distributors, L.L.C. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Fund are also officers of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

    The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the year ended December 31, 2003, the Fund paid the Distribution Coordinator $28,571.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

    For the year ended December 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,087,396 and $6,651,908 respectively.

NOTE 6 - INCOME TAXES

    Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

    The tax character of distributions paid during years ended December 31, 2003 and 2002 were as follows:

                                           2003                2002
                                           ----                ----
    Long-term capital gains                 --                  --

    As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

    Cost of investments                                   $ 13,199,075
                                                          ------------
                                                          ------------
    Gross tax unrealized appreciation                     $  1,952,221
    Gross tax unrealized depreciation                         (910,384)
                                                          ------------
    Net tax unrealized appreciation                       $  1,041,837
                                                          ------------
    Undistributed ordinary income                         $         --
    Undistributed long-term capital gain                            --
                                                          ------------
    Total distributable earnings                          $         --
                                                          ------------
    Other accumulated gains/losses                        $(10,353,838)
                                                          ------------
    Total accumulated earnings/(losses)                   $ (9,312,001)
                                                          ------------
                                                          ------------

    The Fund had post October losses of $283,686.

    The Fund had a capital loss carryforward of ($10,070,152) which expires as follows:

                Year               Amount
                ----               ------
                2011           $   (359,341)
                2010             (6,640,280)
                2009             (2,986,224)
                2008                (84,307)
                               ------------
                               $(10,070,152)
                               ------------
                               ------------

NOTE 7 - CHANGE OF AUDITORS

    On June 13, 2003, PricewaterhouseCoopers LLP ("PwC") resigned as the independent accountants for the Avatar Advantage Equity Allocation Fund (the "Fund"), a series of Advisors Series Trust (the "Company"). On June 13, 2003, the Company retained Tait, Weller & Baker ("Tait") as the independent accountants for the Fund. The retention of Tait as the independent accountants of the Fund has been approved by the Company's Audit Committee and Board of Trustees.

    The reports of PwC on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

    In connection with its audits for the two most recent fiscal years and through June 13, 2003, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders of Advisors Series Trust
Milwaukee, WI

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Capital Advisors Growth Fund, a series of Advisors Series Trust, as of December 31, 2003, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2002 and the financial highlights for each of the three years in the period then ended have been audited by other auditors, whose report dated February 21, 2003 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Advisors Growth Fund as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 04, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request by calling the advisor.

                              INDEPENDENT TRUSTEES
                              --------------------

                                                                                     # OF
                                                                                     FUNDS IN
                     POSITION     TERM OF                                            COMPLEX        OTHER
                     HELD         OFFICE AND                                         OVERSEEN        DIRECTORSHIPS
NAME, AGE            WITH THE     LENGTH OF     PRINCIPAL OCCUPATION                 BY             HELD BY
AND ADDRESS          TRUST        TIME SERVED   DURING PAST FIVE YEARS               TRUSTEE        TRUSTEE
-----------          --------     -----------   ----------------------               --------       --------------
Walter E. Auch       Trustee      Indefinite    Management Consultant                One            Director,
(Born 1921)                       Term                                                              Nicholas-Applegate
2020 E.                           since                                                             Funds, Salomon
  Financial Way                   February                                                          Smith Barney
Glendora, CA 91741                1997                                                              Funds, Bayan
                                                                                                    Strategic Realty
                                                                                                    Trust, Legend
                                                                                                    Properties, Pimco
                                                                                                    Advisors LLP,
                                                                                                    and Senele Group

James Clayburn       Trustee      Indefinite    Dean Emeritus, John E.               One            Director, The
  LaForce                         Term          Anderson Graduate School                            Payden & Rygel
(Born 1927)                       since         of Management, University                           Investment Group,
2020 E.                           May           of California, Los Angeles.                         The Payden/
  Financial Way                   2002                                                              Metzler Investment
Glendora, CA 91741                                                                                  Group, PIC
                                                                                                    Investment Trust,
                                                                                                    PIC Small Cap
                                                                                                    Portfolio, PIC
                                                                                                    Balanced Portfolio,
                                                                                                    PIC Growth
                                                                                                    Portfolio, PIC Mid
                                                                                                    Cap Portfolio,
                                                                                                    Provident
                                                                                                    Investment Counsel
                                                                                                    Institutional Money
                                                                                                    Market Fund, Black
                                                                                                    Rock Funds, Jacobs
                                                                                                    Engineering,
                                                                                                    Timken Co.,
                                                                                                    and Cancervax

Donald E. O'Connor   Trustee      Indefinite    Financial Consultant;                One            Independent
(Born 1936)                       Term          formerly Executive Vice                             Director, The
2020 E.                           since         President and Chief                                 Parnassus Fund,
  Financial Way                   February      Operating officer of ICI                            The Parnassus
Glendora, CA 91741                1997          Mutual Insurance Company                            Income Fund and
                                                (until January, 1997).                              The Forward Funds

George J. Rebhan     Trustee      Indefinite    Retired; formerly President,         One            Trustee,
(Born 1934)                       Term          Hotchkis and Wiley Funds                            E*Trade Funds
2020 E.                           since         (mutual funds) from
  Financial Way                   May 2002      1985 to 1993.
Glendora, CA 91741

George T.            Trustee      Indefinite    Senior Vice President,               One            None
  Wofford III                     Term          Information Services,
(Born 1939)                       since         Federal Home Loan Bank
2020 E.                           February      of San Francisco.
  Financial Way                   1997
Glendora, CA 91741

                        INTERESTED TRUSTEES AND OFFICERS
                        -------------------------------

                                                                                     # OF
                                                                                     FUNDS IN       OTHER
                     POSITION     TERM OF                                            COMPLEX        DIRECTORSHIPS
                     HELD         OFFICE AND                                         OVERSEEN        HELD BY
NAME, AGE            WITH THE     LENGTH OF     PRINCIPAL OCCUPATION                 BY TRUSTEE     TRUSTEE OR
AND ADDRESS          TRUST        TIME SERVED   DURING PAST FIVE YEARS               OR OFFICER     OFFICER
-----------          --------     -----------   ----------------------               ----------     ------------
Eric M. Banhazl      Trustee      Indefinite    Senior Vice President, U.S.          One            None
(Born 1957)          &            Term          Bancorp Fund Services, LLC,
2020 E.              President    since         the Fund's administrator (since
  Financial Way                   February      July, 2001); Treasurer, Investec
Glendora, CA 91741                1997          Funds; formerly, Executive Vice
                                                President, Investment Company
                                                Administration, LLC ("ICA")
                                                (The Fund's former administrator).

Douglas G. Hess      Treasurer    Indefinite    Assistant Vice President             One            None
(Born 1967)                       Term          Compliance and Administration,
615 E.                            since         U.S. Bancorp Fund Services, LLC
  Michigan Street                 December      since March 1997.
Milwaukee, WI 53202               2003

Rodney DeWalt        Secretary    Indefinite    Compliance Administrator, U.S.       One            None
(Born 1967)                       Term          Bancorp Fund Services, LLC
615 E.                            Since         since January 2003.
  Michigan Street                 December
Milwaukee, WI 53202               2003

                                    ADVISOR
                             Capital Advisors, Inc.
                               320 Boston Street
                             Tulsa, Oklahoma 74103

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-866-205-0523

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                        San Francisco, California 94105

                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant were. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                                                               # of Hours spent
                      FYE  12/31/2003     FYE  12/31/2002      in FYE 2003
                      ---------------     ---------------      ----------------
Audit Fees                 $13,000             $17,500              N/a
Audit-Related Fees         N/a                 N/a                  N/a
Tax Fees                   $2,000              $3,800               N/a
All Other Fees             N/a                 N/a                  N/a


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                  FYE  12/31/2003       FYE  12/31/2002
----------------------                  ---------------       ---------------
Registrant                                   N/a              N/a
Registrant's Investment Adviser              N/a              N/a

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a)  (1) Any code of ethics or amendment thereto. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Advisors Series Trust
                   -----------------------------------------

     By (Signature and Title) /s/ Eric M. Banhazl
                              -------------------
                              Eric M. Banhazl, President

     Date 3/2/04
          ------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F5> /s/ Eric M. Banhazl
                                   -----------------------
                                   Eric M. Banhazl, President

     Date 3/2/04
          ------

     By (Signature and Title)*<F5> /s/ Douglas G. Hess
                                   -----------------------
                                   Douglas G. Hess, Treasurer

     Date 3/3/04
          ------

*<F5> Print the name and title of each signing officer under his or her signature.